Share Capital - Summary of Share Issued Capital (Details) - shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued share capital [line items]
Issuance of shares		1,971,083	749,802	23,469,947
Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2, ordinary shares	[1],[2]	0	0	0
Issued capital [member]
Issued share capital [line items]
Number of ordinary shares, beginning		161,960,362	127,838,995	55,983,598
Number of ordinary shares, beginning			0
Shares issued to PIPE investors, ordinary shares			13,193,068
Share exchange, ordinary shares (see Note 2)			128,376,418
Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2, ordinary shares			19,641,074
Conversion of preference shares to ordinary shares, ordinary shares				48,385,450
Number of ordinary shares, ending		163,931,445	161,960,362	127,838,995

[1]	Potential ordinary shares outstanding consist of restricted stock units, stock options, warrants, convertible notes and convertible preference shares and are excluded if their effect is anti-dilutive.
[2]	Preference shares were converted on 3 August 2021 and the effect of potential conversion was excluded (for periods prior to the actual conversion) as it was anti-dilutive.